Shareholder Report, Average Annual Return (Details)	2 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Tweedy, Browne Insider + Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tweedy, Browne Insider + Value ETF NAV
Average Annual Return, Percent	3.58%
Without Sales Load [Member] | Torray Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Torray Fund (without sales charge)
Average Annual Return, Percent			10.57%	12.28%	7.69%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent			18.41%	16.85%	12.98%
Morningstar US Large-Mid Cap Broad Value TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Large-Mid Cap Broad Value TR USD
Average Annual Return, Percent			16.99%	14.49%	10.77%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent	0.88%